Other Assets and Receivables - Additional Information (Detail) - Buildings [member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	40 years
Top of range [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	50 years